Offsetting Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Securities Borrowed [Abstract]
Gross Amounts of Recognized Assets	$ 109,406	$ 106,350
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts of Assets Presented in the Statement of Financial Position	109,406	106,350
Financial Instruments	0	0
Cash Collateral Pledged	109,406	106,350
Net Amount	0	0
Securities Loaned [Abstract]
Gross Amounts of Recognized Liabilities	44,532	12,517
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	44,532	12,517
Financial Instruments	0	0
Cash Collateral Received	44,532	12,517
Net Amount	$ 0	$ 0